Statements of Operations (USD $)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net Revenue	$ 8,406			$ 18,629	$ 6,641
Cost of goods sold	13,757			15,260	934
Gross Profit / (Loss)	(5,351)			3,369	5,707
Salary expense	252,781	45,400	45,777	552,964	340,405
Consulting	91,184	31,250	81,250	225,794	288,206
Selling, general and administrative	354,646	3,645	16,145	565,632	121,459
Legal and professional	21,942	3,975	23,975	47,502	78,663
Depreciation and amortization	13,161	30	30	24,538	9,078
Total Operating Expenses	733,714	84,300	167,177	1,416,430	837,111
Net loss from operations	(739,065)	(84,300)	(167,177)	(1,413,061)	(832,104)
Other income / (expenses)
Liquidated damages	(14,800)			(14,800)	0
Interest income		13	27	14	514
Interest expense	(399)	(294)		(693)	0
Total other income / (expeneses)	(15,199)	(281)	27	(15,479)	0
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(754,264)	(84,581)	(167,150)	(1,428,540)	(831,590)
PROVISION FOR INCOME TAXES
NET LOSS	$ (754,264)	$ (84,581)	$ (167,150)	$ (1,428,540)	$ (832,590)
Net loss per share - basic and diluted	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding during the period - basic and diluted	79,010,430	24,613,516	23,674,375	78,354,222	59,340,343